Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Total property and equipment	$ 6,743,165		¥ 40,215,565		¥ 46,944,565
Accumulated depreciation	(3,850,386)		(17,000,768)		(26,805,614)
Property and equipment, net	2,892,779		23,214,797		20,138,951
Depreciation	1,514,668	¥ 10,544,813	9,245,203	¥ 4,687,503
Gains from the disposal of property and equipment	343	¥ 2,389	66	¥ 103
Computer and transmission equipment
Property and equipment, net
Total property and equipment	3,095,880		15,522,913		21,552,895
Furniture and office equipment
Property and equipment, net
Total property and equipment	536,160		3,659,047		3,732,638
Leasehold improvements
Property and equipment, net
Total property and equipment	2,993,899		20,217,502		20,842,929
Motor vehicles
Property and equipment, net
Total property and equipment	$ 117,226		¥ 816,103		¥ 816,103